Investments - Schedule of Investment Securities in a Continuous Unrealized Loss Position (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Fair Value
12 Months or Longer	$ 10.1	$ 10.4
Total unrealized loss position	10.1	10.4
Unrealized Losses
12 Months or Longer	(1.9)	(1.9)
Total accumulated unrealized loss position	$ 1.9	$ 1.9